Fair Value Measurement - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - Recurring fair value measurement [Member] - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Derivative on Convertible Notes [Member]
Statement Line Items [Line Items]
Financial liabilities
Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities		1,484
Level 1 of fair value hierarchy [Member] | Derivative on Convertible Notes [Member]
Statement Line Items [Line Items]
Financial liabilities
Level 1 of fair value hierarchy [Member] | Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities
Level 2 of fair value hierarchy [member] | Derivative on Convertible Notes [Member]
Statement Line Items [Line Items]
Financial liabilities
Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities		1,484
Level 3 of fair value hierarchy [Member] | Derivative on Convertible Notes [Member]
Statement Line Items [Line Items]
Financial liabilities
Level 3 of fair value hierarchy [Member] | Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities